SUBSEQUENT EVENTS (Details Narrative) - USD ($)		1 Months Ended			12 Months Ended
	Sep. 16, 2020	Apr. 21, 2021	Aug. 31, 2020	Jul. 02, 2020	Jun. 27, 2020	Sep. 14, 2020
Subsequent Event [Line Items]
Exercisable warrants issued					8,618,204
Hacienda Company, LLC [Member]
Subsequent Event [Line Items]
Total Outstanding balance into agreement			$ 70,000,000
[PharmaCann Acquisition [Member]]
Subsequent Event [Line Items]
Increase in senior secured term loan facility	$ 1,200,000,000
Closing incremental notes description	On September 16, 2020, the Company closed on $3,000,000 of the incremental notes which bears interest at a rate of 18.0% per annum wherein 12.0% shall be paid in cash monthly in arrears and 6.0% shall accrue monthly as payment-in-kind.
[Tranche 5 [Member]]
Subsequent Event [Line Items]
Exercise price of warrants				$ 0.34
Closing incremental notes description	the Company closed on an initial $1,000,000 of the facility with a conversion price of $0.17 per Subordinate Voting Share. In connection with the initial tranche, the Company issued 3,293,413 warrants with an exercise price of $0.21 per share. On September 28, 2020, the Company closed on an additional $1,000,000 and issued 3,777,475 warrants with an exercise price of $0.17 per share.
Exercisable warrants issued	10,000,000			3,500,000
Unsecured convertible facility	$ 100,000,000
Securities Purchase Agreement [Member]
Subsequent Event [Line Items]
Issuance of subordinate voting share				5,000,000		5,000,000
Fees paid to lender				$ 200,000,000		$ 46,856,400
Conversion price				$ 0.28
Warrants issued by the company						25,000,000
Exercise price of warrants						$ 0.20
Warrants cancelled						1,080,255
Warrants replaced with cancelled shares						16,875,001
Principle amount of warrants issued						$ 17,072,992,300
Warrant [Member]
Subsequent Event [Line Items]
Amendment consideration description				As consideration for the amendment, the Company issued approximately 20,227,863 warrants, each exercisable at $0.34 per share. The Company also cancelled 20,227,863 warrants of the total issued warrants held by the lenders which were each exercisable at $0.60 per share. An amendment fee of $834,000 was also paid-in-kind.
Consideration for increase in available funding	the Company issued 20,227,863 warrants with an exercise price of $0.34 and 30,000,000 warrants with an exercise price of $0.20 per share each exercisable at the greater of (a) $0.20 per share and (b) 115% multiplied by the volume-weighted average trading price of the shares for the five consecutive trading days ending on the trading day immediately prior to the applicable funding date of the second tranche. On September 30, 2020, the Company closed on the remaining $2,700,000 of the incremental notes.
Subsequent Event [Member] | Warrant One [Member]
Subsequent Event [Line Items]
Warrants Cancelled		32,451,923
Exercise price		$ 0.26
Subsequent Event [Member] | Warrant Two [Member]
Subsequent Event [Line Items]
Warrants Cancelled		6,490,385
Exercise price		$ 0.26
Subsequent Event [Member] | Warrant Three [Member]
Subsequent Event [Line Items]
Warrants Cancelled		16,875,000
Exercise price		$ 0.20
Subsequent Event [Member] | Warrant Four [Member]
Subsequent Event [Line Items]
Warrants Cancelled		41,967,832
Exercise price		$ 0.16